Acquisition of Mobile Tint LLC	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
ACQUISITION OF MOBILE TINT LLC

NOTE 3 - ACQUISITION OF MOBILE TINT LLC

On June 30, 2021, the Company entered into a Share Exchange Agreement and Plan of Reorganization (the “Exchange Agreement”) with (i) Mobile Tint LLC, a Texas limited liability company doing business as A1 Glass Coating (“Mobile”), (ii) the sole member of Mobile (the “Mobile Member”), and (iii) Michael Wanke as the Representative of the Mobile Member. Pursuant to the Exchange Agreement, the Company agreed to acquire 80% of Mobile’s member units, representing 80% of Mobile’s issued and outstanding membership units (the “Mobile Member Units”).

On July 22, 2021, the Company closed the Exchange Agreement and acquired 80% of the Mobile Member Units. The Mobile Member Units were exchanged for restricted shares of the Company’s common stock, in an amount equal to $800,000, divided by the average of the closing prices of the Company’s common stock during the 30-day period immediately prior to the closing as defined in the Exchange Agreement. In connection with the Exchange Agreement, the Company issued 28,021,016 shares of its common stock. Two years after closing, the Company has the option to acquire the remaining 20% of Mobile’s issued and outstanding membership interests in exchange for a number of shares of the Company’s common stock equal to 300% of Mobile’s average EBIT value, divided by the price of the Company’s common stock as defined in the Exchange Agreement (the “Additional Closing”).

The Company also entered into an Amendment to the Exchange Agreement, dated July 21, 2021, which, among other things, stipulates that for U.S. federal income tax purposes the Exchange and the Additional Closing (if exercised) are intended to qualify as a “reorganization” within the meaning of Section 368(a) of the Code and the Treasury Regulations, and the definition of “Total EBIT Value” shall mean Mobile’s net income, before income tax expense and interest expense have been deducted, for the period beginning on July 1, 2021 and ending on June 30, 2023, plus fifty percent (50%) of the Mobile Member’s Base Salary, as defined in the Executive Employment Agreement dated July 21, 2021, between the Mobile Member and the Company (the “Employment Agreement”), as described below.

The Exchange Agreement transaction documents include the Operating Agreement of Mobile (the “Operating Agreement”) which, among other things, appoints Mr. Wanke, Scott R. Silverman, and Allison Tomek as the Managers of Mobile, and governs the operations of Mobile as outlined therein. Under the terms of the Operating Agreement, the Managers shall not have the authority to perform or approve the following actions, among other things, unless such action is also approved by a unanimous vote: to terminate the existing lease between Company and MDW Management, LLC, an entity owned by Michael Wanke and his spouse; to borrow money for the Company from banks, other lending institutions, the Manager, Members, or affiliates of the Manager or Members; to establish lines of credit in the name of the Company with financial institutions such as banks or other lending institutions; to determine and declare distributions to Members of Mobile.

In connection with the Exchange Agreement, the Company entered into a Piggy-Back Registration Rights Agreement dated July 20, 2021 (the “Registration Rights Agreement”) with Mobile, the Mobile Member, and Mr. Wanke, pursuant to which if at any time on or after the date of the closing, the Company proposes to file any Registration Statement (a “Registration Statement”) with respect to any offering of equity securities by the Company for its own account or for shareholders of the Company, other than a Form S-8 Registration Statement, a dividend reinvestment plan, or in connection with a merger or acquisition, then the Company shall (x) give written notice of such proposed filing to the holders of registrable securities no less than ten (10) days before the anticipated filing date of the Registration Statement, and (y) offer to the holders of registrable securities the opportunity to register the sale of either (i) an amount of registrable securities equal to the total number of shares of the Company’s common stock being registered in such Registration Statement that are being offered solely for the Company’s account excluding the registrable securities; or (ii) an amount of registrable securities equal to the total number of shares of the Company’s common stock being registered for resale by shareholders of the Company excluding the registrable securities.

In connection with the Exchange Agreement, the Company was named as guarantor (“Guarantor”) of a Commercial Lease Agreement dated July 21, 2021, by and between landlord MDW Management, LLC, a company owned by Michael Wanke and his wife and tenant Mobile Tint, LLC d/b/a A-1 Glass (the “Lease”). The term of the Lease is 60 months, at a minimum monthly rent of $5,600 (not including tax), with two five-year options for the tenant to renew. The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.

In connection with the Exchange Agreement, the assets acquired and liabilities assumed shall be recorded at their estimated fair values on the acquisition date, subject to adjustment during the measurement period with subsequent changes recognized in earnings or loss. These estimates are inherently uncertain and are subject to refinement. Management develops estimates based on assumptions as a part of the purchase price allocation process to value the assets acquired and liabilities assumed as of the business acquisition date. As a result, during the purchase price measurement period, which may be up to one year from the business acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed based on completion of valuations, with the corresponding offset to goodwill. After the purchase price measurement period, the Company will record any adjustments to assets acquired or liabilities assumed in operating expenses in the period in which the adjustments may have been determined.

Based upon the purchase price allocation, the following table summarizes the preliminary estimated fair value of the assets acquired and liabilities assumed at the date of the respective acquisition:

Total
Assets acquired:
Cash	$288,902
Accounts receivable, net	40,587
Inventory	68,019
Prepaid expenses and other	6,091
Property and equipment	140,210
Right of use asset	253,433
Intangible assets	550,798
Total assets acquired at fair value	1,348,040
Less: total liabilities assumed:
Notes payable	95,013
Accounts payable	65,728
Accrued expenses	92,914
Customer deposit	110,000
Lease liability	253,433
Noncontrolling interest	36,031
Total liabilities assumed	653,119
Net assets acquired	$694,921
Purchase consideration paid:
Fair value of common shares issued	$694,921
Total purchase consideration paid	$694,921

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Mobile Tint LLC had occurred as of the beginning of the following periods:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Net Revenues	$1,630,742	$1,889,759
Net Loss	$(5,868,878)	$(2,353,392)
Net Loss per Share	$(0.02)	$(0.01)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.